Debt Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Debt Instrument [Line Items]
Capital lease obligations	$ 187	$ 199
Total long-term debt	29,238	31,147
Current portion of long-term debt	1,022	377
Long-term debt	28,216	30,770
U.S. dollar notes - 2025 Notes
Debt Instrument [Line Items]
Long-term debt, carrying value	$ 971	1,193
Long-term debt, interest rate	4.875%
Other U.S. dollar notes
Debt Instrument [Line Items]
Long-term debt, carrying value	$ 24,127	25,551
Other U.S. dollar notes | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	2.471%
Other U.S. dollar notes | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	7.125%
Euro notes
Debt Instrument [Line Items]
Long-term debt, carrying value	$ 2,834	2,899
Euro notes | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	1.50%
Euro notes | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	2.25%
Three point zero two zero percent Canadian dollar senior notes due July 6, 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying value	$ 382
Long-term debt, interest rate	3.02%
Canadian dollar notes
Debt Instrument [Line Items]
Long-term debt, carrying value		586
British pound sterling notes - 2030 Notes
Debt Instrument [Line Items]
Long-term debt, carrying value	$ 170	165
Long-term debt, interest rate	6.25%
Other British pound sterling notes
Debt Instrument [Line Items]
Long-term debt, carrying value	$ 519	504
Long-term debt, interest rate	4.125%
Other long-term debt
Debt Instrument [Line Items]
Long-term debt, carrying value	$ 48	$ 50
Other long-term debt | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.50%
Other long-term debt | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	5.50%